Considerations in Relation to Acquisition of Abovenet (Detail) (Abovenet, USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jun. 23, 2012	Dec. 31, 2013	Dec. 31, 2012
Abovenet
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	$ 929	$ 558
Contingent consideration	907	757	1,412
Total consideration	$ 1,836